SECURITIES AND EXCHANGE COMMISSION
	            WASHINGTON D.C. 20549

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30th, 2012

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Friedberg Investment Management
Address: 1717 St. Jame Suite 675
Houston, TX 77056

13F File Number: 28-12057

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.Person Signing this Report on Behalf of Reporting Manager:

Name: Jonathan Reichek
Title: Vice President of Research
Phone: 713-622-2332

Signature, Place, and Date of Signing:
November 12, 2012
Report Type (Check only one.):


[ X]       13F HOLDINGS REPORT.

[  ]       13F NOTICE.

[  ]       13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:  85
Form 13F Information Table Value Total:  $184,613,000


List of Other Included Managers:
NONE

	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- --------  -------
 Allete Inc                    COM               018522300   2173     52068   SH       SOLE                 3970              48098
 Am. Water Works               COM               030420103   826      22300   SH       SOLE                 3100              19200
 American Tower Corp           COM               029912201   5104     71500   SH       SOLE                 6560              64940
 Ametek Inc                    COM               031100100   5033     141975  SH       SOLE                 26880             115095
 Ansys                         COM                03662Q105  6950     94680   SH       SOLE                 10540             84140
 Apple                         COM               037833100   306      458     SH       SOLE                 55                403
 Atlantic Power Corp           COM                04878Q863  2133     142559  SH       SOLE                 34900             107659
 Balchem                       COM               057665200   2427     66066   SH       SOLE                 16630             49436
 Bonanza Creek Energy          COM               097793103   650      27590   SH       SOLE                 6250              21340
 BP PLC                        ADR               055622104   237      5600    SH       SOLE                 5600              0
 Brookfld Infrstr. Prtnrs      LP INT UNIT        G16252101  1847     51965   SH       SOLE                 7600              44365
 Cardtronics Inc               COM                14161H108  891      29930   SH       SOLE                 10000             19930
 Catamaran Corp                COM               148887102   4667     47635   SH       SOLE                 8955              38680
 Celgene                       COM               151020104   665      8700    SH       SOLE                 0                 8700
 CIRCOR Int'l                  COM                17273K109  688      18230   SH       SOLE                 4980              13250
 Clean Harbors                 COM               184496107   2894     59240   SH       SOLE                 9000              50240
 Coca-Cola                     COM               191216100   784      20680   SH       SOLE                 1800              18880
 Core Laboratories             COM                N22717107  4727     38910   SH       SOLE                 6970              31940
 Coresite Realty               COM                21870Q105  2873     106660  SH       SOLE                 580               106080
 Costco                        COM                22160K105  2231     22270   SH       SOLE                 4280              17990
 Digital Globe                 COM                25389M877  3715     182205  SH       SOLE                 37720             144485
 Digital Realty                COM               253868103   6508     93165   SH       SOLE                 10235             82930
 Disney                        COM               254687106   308      5900    SH       SOLE                 0                 5900
 Duke Energy                   COM                26441C105  345      5331    SH       SOLE                 2666              2665
 Enterprise Prod. Ptnrs        LP INT UNIT       293792107   1001     18670   SH       SOLE                 6300              12370
 Entertainment Prprts          COM BEN INT        29380T105  266      5990    SH       SOLE                 0                 5990
 EOG Resources                 COM                26875P101  2703     24120   SH       SOLE                 3800              20320
 EQT Midstrm Pntrs             LP INT UNIT        26885B100  383      13290   SH       SOLE                 1650              11640
 Esterline Technologies        COM               297425100   3530     62871   SH       SOLE                 5650              57221
 Excel Trust Inc               COM                30068C109  227      19900   SH       SOLE                 800               19100
 Exxon Mobil                   COM                30231G102  411      4489    SH       SOLE                 140               4349
 Financial Engines             COM               317485100   416      17480   SH       SOLE                 6400              11080
 Google Inc.                   COM                38259P508  558      739     SH       SOLE                 110               629
 Haynes International          COM               420877201   1411     27050   SH       SOLE                 5230              21820
 HCP Inc.                      COM                40414L109  1035     23280   SH       SOLE                 1800              21480
 Health Care Reit              COM                42217K106  1644     28470   SH       SOLE                 4600              23870
 HMS Holdings Corp             COM                40425J101  397      11890   SH       SOLE                 550               11340
 Holly Energy Prtnrs           LP INT UNIT       435763107   3294     49567   SH       SOLE                 12200             37367
 Hormel Foods                  COM               440452100   287      9800    SH       SOLE                 500               9300
 IDEXX Labs                    COM                45168D104  4474     45030   SH       SOLE                 4660              40370
 Illumina Inc                  COM               452327109   580      12030   SH       SOLE                 2500              9530
 Intuitive Surgical            COM                46120E602  1563     3154    SH       SOLE                 800               2354
 ITC Holdings                  COM               465685105   4713     62362   SH       SOLE                 9080              53282
 JPM Alerian MLP               COM                46625H365  2687     66431   SH       SOLE                 15500             50931
 Kayne Andrsn Midstrm          COM               48661E112   2342     79839   SH       SOLE                 19600             60239
 Liquidity Services            COM                53635B107  2837     56510   SH       SOLE                 18400             38110
 LKQ Corp                      COM               501889208   3881     210070  SH       SOLE                 19000             191070
 Magellan Midstream            LP INT UNIT       559080906   1448     16560   SH       SOLE                 3100              13460
 Main Street Capital           COM                56035L104  1416     48000   SH       SOLE                 0                 48000
 Masimo Corp                   COM               574795100   1779     73570   SH       SOLE                 19050             54520
 McDonald's                    COM               580135101   322      3510    SH       SOLE                 200               3310
 Micros Systems Inc            COM               594901100   679      13810   SH       SOLE                 4540              9270
 Mid-Am. Apt. Cmnty's          COM                59522J103  1670     25565   SH       SOLE                 1680              23885
 Middleby Corp                 COM               596278101   3351     28980   SH       SOLE                 6440              22540
 Monotype Imaging              COM                61022P100  1563     100240  SH       SOLE                 20250             79990
 National Instruments          COM               636518102   6168     245433  SH       SOLE                 26025             219408
 NextEra Energy                COM               302571104   2383     33880   SH       SOLE                 8000              25880
 NIC Inc                       COM                62914B100  238      16100   SH       SOLE                 3700              12400
 Northwestern Corp             COM               668074305   1848     51000   SH       SOLE                 4450              46550
 Oceaneering Intl Inc          COM               675232102   3150     57020   SH       SOLE                 9840              47180
 Oil States Int'l              COM               678026105   6572     82709   SH       SOLE                 10390             72319
 Omega Healthcare              COM               681936100   224      9840    SH       SOLE                 0                 9840
 Plains All American PL        LP INT UNIT       726503105   8992     101949  SH       SOLE                 14007             87942
 Plains Nat Gas Storage        LP INT UNIT       693139107   1980     99510   SH       SOLE                 22100             77410
 Preformed Line Prdcts         COM               740444104   1563     28772   SH       SOLE                 3320              25452
 Questar                       COM               748356102   3849     189344  SH       SOLE                 28990             160354
 Rayonier Inc                  COM               754907103   1409     28750   SH       SOLE                 8000              20750
 ResMed Inc                    COM               761152107   3450     85240   SH       SOLE                 16070             69170
 Retail Opportunity            COM                76131N101  3478     270260  SH       SOLE                 39400             230860
 Sabra Health Care             COM               785688102   522      26075   SH       SOLE                 4500              21575
 Seadrill Ltd                  SHS                G7945E105  4740     120865  SH       SOLE                 18000             102865
 SHFL Entertainment            COM               825549108   2058     130190  SH       SOLE                 36380             93810
 Simon Property                COM               828806109   509      3350    SH       SOLE                 450               2900
 South Jersey Industries       COM               838518108   3314     62618   SH       SOLE                 11350             51268
 Southern Company              COM               842587107   924      20040   SH       SOLE                 7230              12810
 St Jude Medical Inc           COM               790849103   1641     38940   SH       SOLE                 6150              32790
 Stag Industrial               COM                85254C305  3109     191180  SH       SOLE                 26200             164980
 Sun Communities               COM               866674104   1133     25675   SH       SOLE                 7150              18525
 Susser Holdings               COM               869233106   725      20050   SH       SOLE                 330               19720
 Susser Petroleum              LP INT UNIT       869239103   906      37750   SH       SOLE                 26550             11200
 Tyler Technologies            COM               902252105   220      5000    SH       SOLE                 2000              3000
 Ventas                        COM                92276F100  1115     17905   SH       SOLE                 4500              13405
 Verisk Analytics              CL A               92345Y106  3043     63910   SH       SOLE                 13170             50740
 World Fuel Services           COM               981475106   1639     46020   SH       SOLE                 10700             35320
 Xcel Energy                   COM                98389B100  1865     67290   SH       SOLE                 8500              58790





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